Member Cash Advances, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Summary of Member Cash Advances, Net
Below is a detail of Member cash advances, net as of September 30, 2021 (in thousands):

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
	(unaudited)	(unaudited)	(unaudited)
1-10	$32,881	$(2,030)	$30,851
11-30	10,469	(1,340)	9,129
31-60	4,934	(2,547)	2,387
61-90	4,162	(2,681)	1,481
91-120	3,762	(2,742)	1,020

Total	$56,208	$(11,340)	$44,868

Below is a detail of Member cash advances, net as of December 31, 2020 (in thousands):

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$27,948	$(1,367)	$26,581
11-30	8,380	(1,205)	7,175
31-60	5,489	(3,009)	2,480
61-90	6,088	(4,284)	1,804
91-120	3,419	(2,715)	704

Total	$51,324	$(12,580)	$38,744

Below is a detail of Member cash advances, net (dollars in thousands):
Table as of December 31, 2020

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$27,948	$(1,367)	$26,581
11-30	8,380	(1,205)	7,175
31-60	5,489	(3,009)	2,480
61-90	6,088	(4,284)	1,804
91-120	3,419	(2,715)	704

Total	$51,324	$(12,580)	$38,744

Table as of December 31, 2019

Days From Origination	Gross Member Advances	Allowance for Unrecoverable Advances	Member Advances, Net
1-10	$25,529	$(1,027)	$24,502
11-30	4,263	(1,607)	2,656
31-60	3,277	(2,202)	1,075
61-90	2,930	(2,400)	530
91-120	2,398	(2,119)	279

Total	$38,397	$(9,355)	$29,042

Summary of Allowance for Unrecoverable Advances
The roll-forward of the allowance for unrecoverable advances is as follows (dollars in thousands):

Ending allowance balance at December 31, 2020	$12,580
Plus: provision for unrecoverable advances	21,693
Less: amounts written-off	(22,933)

Ending allowance balance at September 30, 2021 (unaudited)	$11,340

Ending allowance balance at December 31, 2019	$9,355
Plus: provision for unrecoverable advances	14,311
Less: amounts written-off	(14,104)

Ending allowance balance at September 30, 2020 (unaudited)	$9,562

The roll-forward of the allowance for unrecoverable advances is as follows (dollars in thousands):

Opening allowance balance at January 1, 2019	$3,277
Plus: provision for unrecoverable advances	19,688
Less: amounts written-off	(13,610)

Ending allowance balance at December 31, 2019	9,355

Plus: provision for unrecoverable advances	25,539
Less: amounts written-off	(22,314)

Ending allowance balance at December 31, 2020	$12,580